13. Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Estimate fair value of derivative liability

The following summarizes the Black-Scholes Model assumptions used to estimate the fair value of the derivative liability at the dates of issuance and the revaluation dates:

For the Year Ended
December 31, 2019
Expected term	0.41-0.5
Risk-free interest rate	1.6%-2.38%
Expected volatility	120%-160%
Expected dividend yield	0%